Related Party Transactions	12 Months Ended
Apr. 30, 2021
Disclosure of transactions between related parties [abstract]
Related Party Transactions

13. Related Party Transactions

13.1 Related Party Transactions

During the year ended April 30, 2021, the Company incurred $5,335 (2020: $14,892) in general and administrative expenses related to website hosting and maintenance services provided by a vendor that is controlled by a direct family member of the Chairman.

Related party transactions are based on the amounts agreed to by the parties. During the years ended April 30, 2021 and 2020, the Company did not enter into any contracts or undertake any commitment or obligation with any related parties other than as described herein and in Note 7.

13.2 Transactions with Key Management Personnel

Key management personnel are persons responsible for planning, directing and controlling the activities of an entity. The remuneration of directors and key management, for the years ended April 30, 2021 and 2020, comprised of:

	For the year ended April 30,
	2021	2020
	($)	($)
Scott Melbye - Chief Executive Officer (1)	141,874	99,778
Scott Melbye - Former Chairman (2)	-	59,904
Philip Williams - Former Chief Executive Officer (3)	-	157,494
Josephine Man - Chief Financial Officer (4)	83,373	133,015
Amir Adnani - Chairman (5)	102,000	46,500
Independent directors (6)	49,524	30,000
Total	376,771	526,691

(1)	Management fee of $141,874 (2020: $99,778) for the year ended April 30, 2021 represented salaries paid to a company controlled by Scott Melbye, who is the President, Chief Executive Officer and a director of the Company.

(2)	Chair fee of $Nil (2020: $59,904) for the year ended April 30, 2021 was charged by a company controlled by Scott Melbye, in his capacity at such time as the Chairman and as a member of the Company’s Advisory Committee.

(3)	Management fee of $Nil (2020: $157,494) for the year ended April 30, 2021 represented salaries and other expenses incurred for services provided by a company controlled by this is controlled by Philip Williams, who was the President, Chief Executive Officer and a director of the Company until October 2019. The amount payable to a company controlled by Mr. Williams of $102,896 as at April 30, 2020 was paid during the year ended April 30, 2021.

(4)	Management fee of $83,373 (2020: $133,015) for the year ended April 30, 2021 represented salaries and other expenses for services provided by Josephine Man, the Company’s Chief Financial Officer, and a company controlled by Ms. Man. The amount payable to a company controlled by Ms. Man of $6,327 as at April 30, 2020 was paid during the year ended April 30, 2021.

(5)	Chair fee of $102,000 (2020: $46,500) for the year ended April 30, 2021 was charged by a company controlled by Amir Adnani, the Chairman of the Company.

(6)	Consisted of independent directors’ fees.